Average Annual Total Returns{- Fidelity® International Enhanced Index Fund} - 08.31 Fidelity Enhanced Index Funds Combo PRO-15 - Fidelity® International Enhanced Index Fund	Fidelity International Enhanced Index Fund-Default Return Before Taxes Past 1 year	Fidelity International Enhanced Index Fund-Default Return Before Taxes Past 5 years	Fidelity International Enhanced Index Fund-Default Return Before Taxes Past 10 years	Fidelity International Enhanced Index Fund-Default After Taxes on Distributions Past 1 year	Fidelity International Enhanced Index Fund-Default After Taxes on Distributions Past 5 years	Fidelity International Enhanced Index Fund-Default After Taxes on Distributions Past 10 years	Fidelity International Enhanced Index Fund-Default After Taxes on Distributions and Sales Past 1 year	Fidelity International Enhanced Index Fund-Default After Taxes on Distributions and Sales Past 5 years	Fidelity International Enhanced Index Fund-Default After Taxes on Distributions and Sales Past 10 years	MS001 Past 1 year	MS001 Past 5 years	MS001 Past 10 years
Total	7.66%	7.14%	5.91%	7.41%	6.73%	5.55%	4.99%	5.70%	4.85%	8.02%	7.67%	5.69%